Note 15 - Earnings Per Share (EPS) (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Dividends, Preferred Stock, Total	$ 14,782	$ 10,473